Segment reporting (Details) - Schedule of presents summary information by segment	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net revenue	¥ 49,182,156	$ 7,130,742	¥ 34,436,772	¥ 25,704,954
(Loss) /income before income tax expense	(7,667,187)
Net (loss)/income	(8,091,230)	$ (1,173,116)	¥ (243,819,961)	¥ 33,585,084
Assets	608,926,454
Education services [Member]
Segment Reporting Information [Line Items]
Net revenue	41,353,741
(Loss) /income before income tax expense	(7,518,721)
Net (loss)/income	(7,573,746)
Assets	497,225,087
Comprehensive human resources services [Member]
Segment Reporting Information [Line Items]
Net revenue	7,828,415
(Loss) /income before income tax expense	2,204,192
Net (loss)/income	1,835,174
Assets	8,730,595
Others [Member]
Segment Reporting Information [Line Items]
Net revenue
(Loss) /income before income tax expense	(2,352,658)
Net (loss)/income	(2,352,658)
Assets	212,869,438
Elimination adjustment [Member]
Segment Reporting Information [Line Items]
Net revenue
(Loss) /income before income tax expense
Net (loss)/income
Assets	¥ (109,898,666)